Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash used in operating activities
Loss for the period	$ (124,096)	$ (170,033)
Adjustments for non-monetary items:
Share-based compensation expense	32,218	11,181
Depreciation of property, plant and equipment	351	294
Amortization of intangible assets	63	17
Depreciation of right-of-use assets	799	569
Gain from reversal of inventory impairment charges	(6,752)	0
Share of results with joint venture	1,696	0
Change in defined benefit pension liability	165	189
Convertible loans, derivatives, (increase) decrease in fair value	(23,222)	79,261
Financial income	(30)	(569)
Financial expense	4,441	868
Exchange differences	(251)	0
Income taxes	347	204
Operating loss before working capital changes	(114,271)	(78,019)
Increase in accounts receivable, net	(2,079)	0
Increase in other assets	(966)	0
Increase in other assets	(1,636)	(3,569)
Increase in accounts payable	8,982	3,468
(Decrease) increase in other liabilities	(1,156)	4,781
Cash used in operating activities	(111,126)	(73,339)
Interest paid	(2,070)	(61)
Interest received	22	588
Interest expense on lease obligations	114	61
Tax refund (paid)	(99)	2
Net cash used in operating activities	(113,159)	(72,749)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(1,605)	(226)
Payment for purchase of intangible assets	(1,900)	(408)
Net cash used in investing activities	(3,505)	(634)
Cash from financing activities
Proceeds from public offering of common shares, net of transaction costs	0	244,213
Proceeds from convertible loans, net of transaction costs	49,591	62,896
Proceeds from the exercise of stock options	234	0
Principal portion of lease obligation payments	(517)	(554)
Net cash from financing activities	49,308	306,555
Net decrease in cash and cash equivalents	(67,356)	233,172
Exchange gain / (losses) on cash and cash equivalents	45	(130)
Cash and cash equivalents at beginning of the period	439,195	115,551
Cash and cash equivalents at end of the period	371,884	348,593
Supplemental Non-Cash Investing Information
Capital expenditures recorded in Accounts payable	$ 367	$ 0